Subsequent Events (Details)	6 Months Ended
Jun. 30, 2025 Consultants ADS $ / shares shares
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Number of american depository shares | ADS	1
Restricted Stock Units (RSUs) [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Restricted stock units of ordinary shares | shares	500,961
2025 Share Incentive Plan [Member]
Subsequent Events [Line Items]
Number of consultants | Consultants	3
Estimated fair value on grand date price per share | $ / shares	$ 0.71